Shareholders' Equity (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2020	Jan. 10, 2019	Jan. 03, 2019	Dec. 31, 2018	Sep. 30, 2020	Mar. 31, 2020
Common Stocks (Textual)
Common stock, par value					$ 0.001	$ 0.001
Common stock, shares authorized					Unlimited	Unlimited
Ordinary shares issued					27,389,877	11,961,006
Fair value for convertible debt					$ 7,099,817	$ 5,455,350
Description of ordinary shares issued					On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Pre-delivery shares					4,000,000
Ordinary shares returned					2,000,000
Subsequent Event [Member]
Common Stocks (Textual)
Cancelled ordinary shares	4,000,000
Initial Public Offering [Member]
Common Stocks (Textual)
Ordinary shares of public offering			39,975	2,506,300
Public offering price			$ 4.00	$ 4.00
Gross proceeds initial public offering			$ 10,200,000
Newly shares issued		160,426